Subsequent events (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Mar. 29, 2018	Jan. 31, 2018	Sep. 18, 2017	Jan. 31, 2017	Jan. 31, 2016
Disclosure of classes of share capital [line items]
Share capital		£ 736		£ 618
Ordinary Shares
Disclosure of classes of share capital [line items]
New share capital issued (in shares)	8,333,333	8,389,250
Par value per share (in pounds per share)		£ 0.01		£ 0.01
Share capital		£ 736		£ 618
Number of shares issued and fully paid (in shares)		73,563,624	8,389,250	61,841,566	61,290,740
Major ordinary share transactions | Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in pounds per share)	£ 1.8
Share capital	£ 15,000
Number of shares issued and fully paid (in shares)	81,901,173